Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Loss Per Share
Antidilutive shares
	March 31,	March 31,
	2019	2018

Options	31,703,385	21,593,385
Warrants	98,728,335	110,581,275
Convertible promissory notes	25,058,432	-
	155,490,152	132,174,660

	2018	2017

Stock options	31,703,385	21,593,385
Warrants	103,994,927	97,977,851
Convertible promissory notes	24,112,518	14,641,190
Anti-dilutive equity securities	159,810,830	134,212,426